Significant Accounting Policies - Disclosure of Expected Impact of Initial Application of New Standards or Interpretations (Detail)	12 Months Ended
Dec. 31, 2017
Amendments to IFRS 10 and IAS 28:Sale or contribution of assets between an investor and its associate or joint venture [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New standard or amendments	Amendments to IFRS 10 and IAS 28: Sale or contribution of assets between an investor and its associate or joint venture
Effective date description	Deferred indefinitely
IFRS 15 - Revenue from contracts with customers [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New standard or amendments	IFRS 15 - Revenue from Contracts with Customers;
Effective date	Jan. 01, 2018
IFRS 9 - Financial instruments [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New standard or amendments	IFRS 9 - Financial Instruments;
Effective date	Jan. 01, 2018
Amendments to IFRS 2: Classification and measurement of share-based payment transactions [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New standard or amendments	Amendments to IFRS 2: Classification and measurement of share-based payment transactions;
Effective date	Jan. 01, 2018
IFRS 16 leases [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New standard or amendments	IFRS 16 - Leases
Effective date	Jan. 01, 2019